Supplemental information on oil and gas activities (Details 3)		Dec. 31, 2017 MBbls MMcf	Dec. 31, 2016 MBbls MMcf		Dec. 31, 2015 MBbls MMcf	Dec. 31, 2014 MBbls MMcf
Oil and condensate [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net		31,399	19,437		8,795.8
Undeveloped reserves for properties, net		57,036	43,195		27,701.3
Proved developed and undeveloped reserves for properties, net		88,435	62,632		36,497.1	36,497.1
Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf		32,509	36,135	[1]	41,080
Undeveloped reserves for properties, net | MMcf		11,329	29,690		31,593
Proved developed and undeveloped reserves for properties, net | MMcf		43,838	65,825		72,673	74,434
Chile [Member] | Oil and condensate [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	[2]	720.0	547.0		498.0
Undeveloped reserves for properties, net	[3]	3,423	6,052		5,455.8
Proved developed and undeveloped reserves for properties, net		4,143	6,599		5,953.8	6,441.9
Chile [Member] | Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	[2]	8,688	6,610		4,922
Undeveloped reserves for properties, net | MMcf	[3]	11,329	29,690		31,593
Proved developed and undeveloped reserves for properties, net | MMcf		20,017	36,300		36,515	33,970
Colombia [Member] | Oil and condensate [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	[4]	21,101	9,502		8,177.8
Undeveloped reserves for properties, net	[5]	44,398	27,838		22,245.5
Proved developed and undeveloped reserves for properties, net		65,499	37,340		30,423.3	24,735.3
Brazil [Member] | Oil and condensate [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	[1]	76.0	72.0		120.0
Proved developed and undeveloped reserves for properties, net		76.0	72.0		120.0	130.0
Brazil [Member] | Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	[1]	23,821	29,525		36,158
Proved developed and undeveloped reserves for properties, net | MMcf		23,821	29,525		36,158	40,464
Peru [Member] | Oil and condensate [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	[6]	9,502	9,316
Undeveloped reserves for properties, net	[6]	9,215	9,305
Proved developed and undeveloped reserves for properties, net		18,717	18,621		0	0

[1]	BCAM-40 Block accounts for 100% of the reserves.
[2]	Fell Block accounts for 98% of the reserves (99% in 2016 and 91% in 2015) (LGI owns a 20% interest) and Flamenco Block accounts for 2% (1% in 2016 and 9% in 2015) (LGI owns 31.2% interest).
[3]	Fell Block accounts for 97% of the reserves (99% in 2016 and 100% in 2015) (LGI owns a 20% interest), Flamenco Block accounts for 3% in 2017 (1% in 2016 and nil in 2015) (LGI owns 31.2% interest).
[4]	Llanos 34 Block, Cuerva Block and Yamu Block account for 98%, 1% and 1% (Llanos 34 Block and Llanos 32 Block account for 99% and 1% in 2016, and Llanos 34 Block and Cuerva Block account for 94% and 3% in 2015) of the proved developed reserves, respectively (LGI owns a 20% interest).
[5]	Llanos 34, Cuerva Block and Yamu Block account for 97%, 2% and 1% (Llanos 34 Block accounts for 100% in 2016 and Llanos 34 Block and Cuerva Block account for 95% and 4% in 2015) of the proved undeveloped reserves, respectively (LGI owns a 20% interest).
[6]	Morona Block accounts for 100% of the reserves.